Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Property, plant and equipment

4. Property, plant and equipment

Oil and Gas assets/ Facilities, Corporate assets

Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2022	$10,352.2	$176.5	$10,528.7
Capital expenditures	313.9	0.9	314.8
Property acquisitions	4.6	-	4.6
Change in decommissioning liability (1)	83.6	-	83.6
Balance at December 31, 2022	10,754.3	177.4	10,931.7
Capital expenditures	290.7	1.8	292.5
Property acquisitions	0.6	-	0.6
Change in decommissioning liability (1)	(1.0)	-	(1.0)
Balance at December 31, 2023	$11,044.6	$179.2	$11,223.8

(1)
Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 7.

Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2022	$9,018.1	$176.5	$9,194.6
Depletion and depreciation	170.3	0.1	170.4
Impairments	36.4	-	36.4
Impairment reversal	(322.0)	-	(322.0)
Balance at December 31, 2022	8,902.8	176.6	9,079.4
Depletion and depreciation	204.8	0.1	204.9
Impairments	2.7	-	2.7
Balance at December 31, 2023	$9,110.3	$176.7	$9,287.0

Net book value

	As at December 31
	2023	2022
Total	$1,936.8	$1,852.3

At December 31, 2023, future development costs of $1,429.2 million were included within the depletable base in the depletion and depreciation calculation (2022 - $1,254.8 million).

Right-of-use assets

The following table includes a break-down of the categories for right-of-use assets.

Cost

	Transportation	Vehicle	Office	Surface	Total
Balance, January 1, 2022	$16.3	$6.4	$-	$2.1	$24.8
Additions	-	1.0	-	-	1.0
Balance, December 31, 2022	16.3	7.4	-	2.1	25.8
Additions	-	2.6	2.7	-	5.3
Balance, December 31, 2023	$16.3	$10.0	$2.7	$2.1	$31.1

Accumulated depletion, depreciation and impairment

	Transportation	Vehicle	Office	Surface	Total
Balance, January 1, 2022	$12.6	$4.0	$-	$0.2	$16.8
Depreciation	2.2	1.4	-	0.1	3.7
Balance, December 31, 2022	14.8	5.4	-	0.3	20.5
Depreciation	1.5	1.9	-	-	3.4
Balance, December 31, 2023	$16.3	$7.3	$-	$0.3	$23.9

Net book value

	As at December 31
	2023	2022
Total	$7.2	$5.3

Total PP&E

Total PP&E including Oil and Gas assets, Facilities, Corporate assets and Right-of-use assets is as follows:

		As at December 31
PP&E	2023	2022
Oil and Gas assets/Facilities, Corporate assets	$1,936.8	$1,852.3
Right-of-use assets	7.2	5.3
Total	$1,944.0	$1,857.6

The Company recorded non-cash impairments of $2.7 million in 2023 compared to non-cash impairment reversals of $322.0 million and non-cash impairments of $36.4 million in 2022.

Cardium CGU

In 2023, no indicators of impairment or reversal of previous impairments were noted for the Cardium CGU.

Peace River/Viking

In 2023, no indicators of impairment were noted for the Peace River and Viking CGUs.

Legacy CGU’s

During 2023, we recorded a net impairment of $2.7 million (includes $2.9 million of impairment and $0.2 million of impairment reversal) in our Legacy CGU due to accelerated decommissioning spending in the area. The Legacy CGU has no recoverable amount, as such changes in our decommissioning liability are expensed each period.

Prior year impairments

At December 31, 2022, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. The Company identified indicators of impairment reversal in our Cardium CGU mainly due to improved forecasted commodity prices and our expanded capital program which increased reserve volumes. This led to an impairment reversal test being completed following the fair value less costs of disposal method. The after-tax discount rate applied within the test was 12.5 percent. Upon completion of the impairment test a $315.3 million impairment reversal was recorded within our Cardium CGU.

The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (GLJ Ltd., Sproule Associates Limited, McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment tests as at December 31, 2022.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2023	$80.25	$4.44	$0.74	0.00%
2024	78.19	4.54	0.76	2.50%
2025	76.10	4.37	0.76	2.00%
2026	76.96	4.44	0.77	2.00%
2027	78.50	4.52	0.77	2.00%
2028 – 2033	$84.18	$4.84	$0.77	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%

The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Cardium CGU that had an impairment test completed on December 31, 2022.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Cardium	$1,652.6	$93.0	$119.9

Peace River/Viking/Legacy CGU’s

During 2022, we recorded a net impairment of $29.7 million (includes $36.4 million of impairment and $6.7 million of impairment reversal) in our Legacy CGU due to accelerated decommissioning spending in the area. The Legacy CGU has no recoverable amount, as such changes in our decommissioning liability are expensed each period.

In 2022, no indicators of impairment were noted for the Peace River and Viking CGUs.

Impairments and impairment reversals have been recorded as Depletion, depreciation, impairment (reversal) on the Consolidated Statements of Income.